Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [abstract]
Schedule of Asset's Expected Useful Life

Depreciation is calculated on a straight-line basis, based on an asset’s expected useful life, being within the following ranges:

Process plant and machinery	5 - 10 years
Other equipment	3 - 5 years
Leasehold improvements	3 - 11 years
Right-of-use assets	2 - 11 years